Condensed Financial Statements of the Company (Details) - Schedule of condensed statements of financial position - Parent [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 12,770	$ 1,978	¥ 15,286
Total current assets	12,770	1,978	15,286
Investments in subsidiaries	307,741	47,663	352,755
Total assets	320,511	49,641	368,041
Current liabilities:
Other payables and accrued expenses	210	33	85
Total current liabilities	210	33	85
Total liabilities	210	33	85
Commitments and contingencies
EQUITY:
Ordinary shares (Authorized shares: 2,000,000,000 at US$0.001 each; issued and outstanding shares: 90,472,014 and 90,472,014 as of June 30, 2020 and 2021, respectively)	600	93	600
Additional paid-in capital	224,694	34,801	224,702
Retained earnings	95,817	14,840	142,187
Accumulated other comprehensive income	(810)	(126)	467
Total equity	320,301	49,608	367,956
Total liabilities and equity	¥ 320,511	$ 49,641	¥ 368,041